Net (Loss) Income Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net Income (Loss) Per Share [Abstract]
Computation of Basic and Diluted (Loss) Income Per Share
The following table sets forth the computation of basic and diluted (loss) income per share:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net (loss) income and comprehensive (loss) income	$(4,663)	$1,894	$(4,343)	$(1,433)
Denominator:
Basic weighted average units of ordinary units outstanding	111,098,038	110,611,462	110,984,923	108,293,197
Diluted effect of unit-based awards	—	14,756	—	—
Diluted weighted average units of ordinary units outstanding	111,098,038	110,626,218	110,984,923	108,293,197

Net (loss) income per unit:
Basic	$(0.04)	$0.02	$(0.04)	$(0.01)
Diluted	$(0.04)	$0.02	$(0.04)	$(0.01)

The following table sets forth the computation of basic and diluted income (loss) per share:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Numerator:
Net income (loss) and comprehensive income (loss)	$5,064	$(10,959)	$(2,114)	$7,706
Denominator:
Basic weighted average shares/units of ordinary units/common stock outstanding	108,922,180	101,875,967	101,449,521	100,471,506
Diluted effect of unit/stock-based awards	40,156	—	—	71,361
Diluted weighted average units/shares of ordinary units/common stock outstanding	108,962,336	101,875,967	101,449,521	100,542,867
Net income (loss) per units/share
Basic	$0.05	$(0.11)	$(0.02)	$0.08
Diluted	$0.05	$(0.11)	$(0.02)	$0.08

Shares Excluded from Computation of Diluted Net (Loss) Income and Comprehensive (Loss) Income per Common Share
The following table presents the weighted average potential shares that are excluded from the computation of diluted net (loss) income and comprehensive (loss) income for the periods presented because including them would have had an anti-dilutive effect:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Unit options issued under 2020 Plan	996,487	332,300	1,630,226	345,733

The following table presents the weighted average potential shares that are excluded from the computation of diluted net income (loss) and comprehensive income (loss) for the periods presented because including them would have had an anti-dilutive effect:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Unit options issued under 2020 Plan	1,255,800	2,524,206	—	—
Director's Options	—	—	500,000	—
RSAs issued under 2018 Plan	—	—	38,071	—